Share-Based Payment (Details)			1 Months Ended	12 Months Ended
	Apr. 01, 2021 $ / shares shares	Dec. 29, 2017 shares	Feb. 21, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share-Based Payment (Details) [Line Items]
Ordinary shares of ESOP		417,000
Aggregate number of Ordinary Shares				1,288,882
Employees received options exercisable				586,261
Stock options exercisable description				The options vest over periods of three to four years. The options are exercisable for a period of 10 years from the date of grant.
Employees options granted			586,261
Issuance of restricted shares				67,158
Options exercised				539,280
Purchase of ordinary shares	403,710
Exercise price per share (in Dollars per share) | $ / shares	$ 11.13
Vesting period over	3 years
Exercisable				382,878
Recorded expense				10,899	570
Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 0.319
Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 1.367